SUPPLEMENTAL FINANCIAL INFORMATION - Software, Equity Method Investment and Research and Development (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015	Oct. 31, 2016
Research and Development
Research and development expense	$ 89.7	$ 91.9	$ 102.5
PragmatIC
Equity Method Investment
Interest of equity method investment				22.60%
Carrying value of investment				$ 9.5
Total software
Capitalized software costs
Software amortization expense from continuing operations	37.9	37.6	$ 36.4
Total software | Other assets
Capitalized software costs
Cost	415.5	398.2
Accumulated amortization	(297.9)	(270.8)
Software, net	$ 117.6	$ 127.4